CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(Loss) for the year	$ 833,040	$ (295,053)	$ (709,594)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences, arisen from translating foreign activities	(4,711)	2,263	(2,404)
Items that will not be reclassified subsequently to profit or loss, net of tax
Fair value gain/(loss) on investments in equity instruments designated as FVTOCI	(648)	(1,915)	(18,267)
Other comprehensive profit/(loss), net of income tax	(5,359)	348	(20,671)
Total comprehensive profit/(loss) attributable to:
Owners of the parent	$ 827,681	$ (294,705)	$ (730,266)